UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21051

Name of Fund:  BlackRock Maryland Municipal Bond Trust (BZM)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Maryland

Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 11/30/2016

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2016 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland — 142.4%
Corporate — 2.0%
Maryland EDC, Refunding RB:
CNX Marine Terminals, Inc., 5.75%, 9/01/25	$320	$315,456
Potomac Electric Power Co., 6.20%, 9/01/22	250	274,900

		590,356
County/City/Special District/School District — 23.9%
City of Baltimore Maryland, RB, Series C, Wastewater Project, 5.00%, 7/01/39	1,000	1,103,330
County of Anne Arundel Maryland Consolidated, Refunding, Special Tax, Villages of Dorchester and Farmington Project, 5.00%, 7/01/32	500	547,765
County of Anne Arundel Maryland Consolidated, Special Taxing, Villages at Two Rivers Project, 5.25%, 7/01/44	250	245,450
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	250	272,147
County of Howard Maryland, Tax Allocation Bonds, Annapolis Junction Town Center Project, 6.10%, 2/15/44	250	259,888
County of Montgomery Maryland, GO, Refunding, Consolidated Public Improvement, Series A, 5.00%, 7/01/19 (a)	175	190,804
County of Prince George’s Maryland, Special Obligation, Remarketing, National Harbor Project, 5.20%, 7/01/34	1,449	1,400,806
State of Maryland, GO, Refunding, State & Local Facilities Loan, 3rd Series C, 5.00%, 11/01/20	500	562,770
State of Maryland, GO:
State & Local Facilities Loan, 1st Series B, 5.00%, 3/15/19 (a)	250	270,233

Municipal Bonds	Par (000)	Value
Maryland (continued)
County/City/Special District/School District (continued)
State of Maryland, GO (continued):
State & Local Facilities Loan, 2nd Series B, 3.00%, 8/01/27	$2,425	$2,434,239

		7,287,432
Education — 28.4%
County of Anne Arundel Maryland, Refunding RB, Maryland Economic Development, Anne Arundel Community College Project:
4.00%, 9/01/27	510	531,078
3.25%, 9/01/28	360	355,590
Maryland EDC, Refunding RB:
University of Maryland College Park Project (AGM), 5.00%, 6/01/43	1,350	1,487,255
University of Maryland Project, 5.00%, 7/01/39	500	523,060
University Village at Sheppard Pratt, 5.00%, 7/01/33	1,000	1,046,530
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Anne Arundel Health System, 4.00%, 7/01/39	100	99,555
Goucher College, Series A, 5.00%, 7/01/34	1,000	1,089,250
Johns Hopkins University Project, Series A, 4.00%, 7/01/37	10	10,165
Loyola University Maryland, Series A, 5.00%, 10/01/39	900	978,084
Maryland Institute College, 4.00%, 6/01/42	500	465,175
Maryland Institute College of Art, 5.00%, 6/01/29	500	542,960
Notre Dame Maryland University, 5.00%, 10/01/42	1,000	1,067,630
University System of Maryland, RB, Auxiliary Facility and Tuition, Series A, 5.00%, 4/01/24	400	470,668

		8,667,000
Health — 45.8%
City of Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 1/01/23	250	270,943

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	NOVEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM)

Municipal Bonds	Par (000)	Value
Maryland (continued)
Health (continued)
County of Howard Maryland, Refunding RB, Vantage House Facility, Series A, 5.25%, 4/01/17 (a)	$550	$550,764
County of Montgomery Maryland, RB, Trinity Health Credit Group, 5.00%, 12/01/45	750	827,520
County of Montgomery Maryland, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/40	1,000	1,077,810
Maryland Health & Higher Educational Facilities Authority, RB, Ascension Health Alliance, Series B, 5.00%, 11/15/51	1,000	1,075,730
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Anne Arundel Health System, 5.00%, 7/01/40	1,000	1,041,530
Charlestown Community Project, 6.25%, 1/01/21 (a)	1,000	1,173,670
Charlestown Community, Series A, 5.00%, 1/01/45	500	528,450
Frederick Memorial Hospital, Series A, 4.00%, 7/01/38	1,250	1,211,250
Lifebridge Health Issue, 4.13%, 7/01/47	500	496,545
Medstar Health, Inc., 5.00%, 8/15/42	1,000	1,072,940
Meritus Medical Center Issue, 5.00%, 7/01/40	1,000	1,060,090
Peninsula Regional Medical Center, 5.00%, 7/01/45	700	753,452
University of Maryland, 5.00%, 7/01/35	200	220,052
University of Maryland, 4.00%, 7/01/41	500	487,745
University of Maryland Medical System, 5.13%, 7/01/39	1,000	1,046,630
University of Maryland Medical System, Series A, 5.00%, 7/01/43	1,000	1,080,220

		13,975,341
Housing — 14.1%
County of Howard Maryland Housing Commission, RB, M/F Housing:
Columbia Commons Apartments, Series A, 5.00%, 6/01/44	550	579,876

Municipal Bonds	Par (000)	Value
Maryland (continued)
Housing (continued)
County of Howard Maryland Housing Commission, RB, M/F Housing (continued):
Gateway Village Apartments, 4.00%, 6/01/46	$500	$489,810
Maryland Community Development Administration, HRB, M/F Housing, Series A, Residential:
4.05%, 7/01/42	1,220	1,214,181
S/F Housing, Series H, AMT, 5.10%, 9/01/37	875	882,079
Maryland Community Development Administration, RB:
3.70%, 7/01/35	500	478,550
S/F Housing, 5.05%, 9/01/39	500	509,025
S/F Housing, Series B, 4.75%, 9/01/39	150	152,974

		4,306,495
Transportation — 15.1%
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	500	538,495
Transportation Facilities Project, Series A, 5.75%, 6/01/35	500	538,495
Maryland State Department of Transportation, RB, Consolidated, 4.00%, 5/15/19 (a)	1,000	1,062,060
Maryland State Transportation Authority, RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series A, AMT, 4.00%, 6/01/29	1,925	1,965,945
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series B, AMT, 5.00%, 3/01/23	445	494,693

		4,599,688
Utilities — 13.1%
City of Annapolis Maryland Water & Sewer Revenue, Refunding RB, Series A, 3.38%, 8/01/40	780	712,694
City of Baltimore Maryland, RB:
Wastewater Project, Series C, 5.00%, 7/01/38	1,000	1,101,300

2	BLACKROCK MARYLAND MUNICIPAL BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM)

Municipal Bonds	Par (000)	Value
Maryland (continued)
Utilities (continued)
City of Baltimore Maryland, RB (continued):
Water Project, Series A, 5.00%, 7/01/43	$1,000	$1,096,670
County of Montgomery Maryland, RB, Water Quality Protection Charge, Series A:
5.00%, 4/01/31	500	548,290
5.00%, 4/01/32	500	546,175

		4,005,129
Total Municipal Bonds in Maryland		43,431,441

Puerto Rico — 1.4%
Tobacco — 1.4%
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed, 5.63%, 5/15/43	450	444,375
Total Municipal Bonds - 143.8%		43,875,816

Municipal Bonds Transferred to Tender Option Bond Trusts (b) — 10.3%
Maryland — 10.3%
Transportation — 10.3%
State of Maryland Transportation Authority, RB, Transportation Facilities Project (AGM), 5.00%, 7/01/41	3,000	3,143,640
Total Long-Term Investments (Cost — $46,245,762) — 154.1%		47,019,456

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.43% (c)(d)	306,915	$306,915
Total Short-Term Securities (Cost — $306,915) — 1.0%		306,915
Total Investments (Cost — $46,552,677*) — 155.1%		47,326,371
Other Assets Less Liabilities — 2.0%		608,001
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.9)%		(1,504,357)
VRDP Shares, at Liquidation Value Net of Deferred Offering Costs — (52.2)%		(15,922,390)

Net Assets Applicable to Common Shares — 100.0%		$30,507,625

*	As of November 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$45,058,727

Gross unrealized appreciation	$1,260,658
Gross unrealized depreciation	(493,014)

Net unrealized appreciation	$767,644

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	NOVEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM)

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(c)	During the period ended November 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at November 30, 2016	Value at November 30, 2016	Income	Realized Gain
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,496,051	(1,189,136)	306,915	$306,915	$1,178	$1,645

(d)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(1)	5-Year U.S. Treasury Note	March 2017	$117,844	$131
(4)	10-Year U.S. Treasury Note	March 2017	$498,062	1,952
(3)	Long U.S. Treasury Bond	March 2017	$453,844	2,947
Total				$5,030

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
EDC	Economic Development Corp.
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
M/F	Multi-Family
RB	Revenue Bonds
S/F	Single-Family

4	BLACKROCK MARYLAND MUNICIPAL BOND TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$47,019,456	—	$47,019,456
Short-Term Securities	$306,915	—	—	306,915

Total	$306,915	$47,019,456	—	$47,326,371

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$5,030	—	—	$5,030

[1]	See above Schedule of Investments for values in each sector.

[2]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	NOVEMBER 30, 2016	5

Schedule of Investments (concluded)	BlackRock Maryland Municipal Bond Trust (BZM)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$20,350	—	—	$20,350
Liabilities:
Bank overdraft	—	$(10,835)	—	(10,835)
TOB Trust Certificates	—	(1,500,000)	—	(1,500,000)
VRDP Shares at Liquidation Value	—	(16,000,000)	—	(16,000,000)

Total	$20,350	$(17,510,835)	—	$(17,490,485)

During the period ended November 30, 2016, there were no transfers between levels.

6	BLACKROCK MARYLAND MUNICIPAL BOND TRUST	NOVEMBER 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Maryland Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date: January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date: January 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Maryland Municipal Bond Trust

Date: January 23, 2017